Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Bank Properties and Equipment

Depreciation, which is recorded in equipment expense on the consolidated statements of operations, is computed by the straight-line method based on the estimated useful lives of the assets, generally as follows:

Asset Type	Estimated Useful Life
Buildings	40 years
Leasehold improvements	Lesser of the useful life or the remaining lease term, including renewals, if applicable
Equipment	Three to 10 years

Schedule of Components of Mortgage Banking Revenue

The components of this line item are as follows:

	2014	2013	2012
Gains on the sale of residential mortgage loans	$2,303	$12,510	$7,967
Gain on bulk sale of jumbo residential mortgage loans	134	1,968	—
Market value adjustment on loans held-for-sale	(312)	(1,752)	2,512
Fair value adjustment on interest rate lock commitments	(119)	(728)	847
Recourse liability provision	(460)	(400)	(775)

Mortgage banking revenue, net	$1,546	$11,598	$10,551

Reclassifications of Accumulated Other Comprehensive Loss Items

These reclassifications for the years ended December 31, 2014, 2013 and 2012 are as follows:

DISCLOSURE OF RECLASSIFICATION AMOUNTS, NET OF TAX

Years Ended December 31,	2014			2013			2012
	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax
Unrealized holding gain (loss) on securities available for sale during the year	$11,743	$(4,796)	$6,947	$(12,120)	$4,950	$(7,170)	$2,788	$(1,139)	$1,649
Less:
Reclassification adjustment for net gain included in net income (1)	(50)	20	(30)	(3,500)	1,429	(2,071)	(151)	63	(88)

Net unrealized (loss) gain on securities available for sale	$11,693	$(4,776)	$6,917	$(15,620)	$6,379	$(9,241)	$2,637	$(1,076)	$1,561

(1)	All pre-tax amounts are included in non-interest income in the consolidated statements of operations.

Summary of Weighted Average Assumptions Used to Calculate Fair Value of Option Awards

Significant weighted average assumptions used to calculate the fair value of the Option awards for the years ended December 31, 2014, 2013 and 2012 are as follows:

WEIGHTED AVERAGE ASSUMPTIONS USED IN BLACK-SCHOLES OPTION PRICING MODEL

Years Ended December 31,	2014	2013	2012
Fair value of Options granted during the year(1)	$8.70	$9.25	$7.61
Risk-free rate of return	1.32%	0.85%	0.98%
Expected term in months	54	59	61
Expected volatility	54%	62%	62%
Expected dividends(2)	$—	$—	$—

(1)	Prior periods were retroactively adjusted for the impact of the 1-for-5 reverse stock split completed on August 11, 2014.
(2)	To date, the Company has not paid cash dividends on its common stock.